Loans and borrowings - Long term borrowings (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) loan	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 IDR (Rp)	Jun. 30, 2021 SGD ($)	Jun. 30, 2020 CNY (¥)
Borrowings from non-controlling interest shareholders
Disclosure of detailed information about borrowings
Number of loans obtained	2
Aggregated amount		¥ 4,748,000	Rp 10,600,000,000		¥ 5,289,000
Interest rate	0.00%	0.00%	0.00%	0.00%
Term of debt	5 years
Borrowings from non-controlling interest shareholder one
Disclosure of detailed information about borrowings
Aggregated amount		¥ 6,484,000		$ 1,350,000
Interest rate	3.00%	3.00%	3.00%	3.00%
Borrowings from non-controlling interest shareholder two
Disclosure of detailed information about borrowings
Aggregated amount	$ 20,000	¥ 128,000			¥ 141,000
Interest rate	9.00%	9.00%	9.00%	9.00%
Term of debt	5 years